Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents:
Cash	$ 364,766	$ 186,347
Cash equivalents:
Bank time deposits		51,093
Total cash and cash equivalents	364,766	237,440	$ 284,865	$ 249,099
Short-term investments:
Bank time deposits	31,188	98,439
Total cash, cash equivalents and short-term investments	395,954	335,879
Interest income	$ 7,600	$ 5,500	$ 8,300